Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination
7.	BUSINESS COMBINATION

In 2019, the Company acquired the Swedish silicon carbide (SiC) wafer manufacturer Norstel AB (“Norstel”).  The purchase consideration, net of $1 million of cash acquired, was funded with available cash.  The full acquisition was executed in two stages.  On February 6, 2019, the Company acquired 55% of Norstel’s common stock, obtaining control over the entity.  The fair value of the business as a whole was estimated at $138 million, of which $77 million was paid by the Company for its majority stake, with an option to acquire the remaining 45% at a later date, subject to certain conditions.  On December 2, 2019, the Company exercised its option to acquire the remaining 45% stake.  The Company paid $51 million to complete the closing of the full acquisition.  As of December 31, 2019, an amount of $10 million was held in an escrow account as protection for any claims and reported as current restricted cash in the consolidated balance sheet.

This acquisition will extend the Company’s silicon carbide ecosystem and strengthen the Company’s flexibility to serve fast growing automotive and industrial applications.

This transaction has been accounted for as a business combination.  The activities of this business are included in the Automotive and Discrete Group (ADG) reportable segment.  As of 31 December 2019, completion of the initial accounting for the business combination remains subject to finalization of the tax impact, if any, associated with the acquired technology in process.  The preliminary fair value of the identifiable assets and assumed liabilities acquired from Norstel at acquisition date were as follows:

Fair value recognized at acquisition date
Property, plant and equipment	11
Technology in process	86
Net working capital	(2)
Goodwill(1)	43
Total net assets at fair value	138
Purchase consideration	138

(1)

The primary item that generated goodwill is the value of the future synergies between Norstel technology in silicon carbide and the Company, which do not qualify as an amortizable intangible asset.  The goodwill is allocated to the ADG reportable segment as detailed in Note 8.